Business Segment and Significant Customer Information - Schedule of Property,Plant and Equipment,Net by Country (Parenthetical) (Detail) - Maximum - Other countries	5 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues From External Customers And Long Lived Assets [Line Items]
Percentage of property and equipment	10.00%
Predecessor
Revenues From External Customers And Long Lived Assets [Line Items]
Percentage of property and equipment		10.00%	10.00%